Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Detailed Information About Property, Plant and Equipment

Property, plant and equipment, other than those related to oil and gas exploration and production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure of natural gas distribution	20-50
Transportation equipment	5-25
Furniture, fixtures and installations	10
Selling equipment	10
Electric power generation facilities	15-20
Other property	10

Summary of Information Related to Construction Contracts

The table below details information related to the construction contracts as of December 31, 2017, 2016 and 2015:

		Contracts in progress
	Revenues for the year	Costs incurred plus accumulated recognized profits	Advances received	Retentions
2017	710	1,398	61	—
2016	778	1,236	—	—
2015	455	577	—	—